Debt (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Jul. 01, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 13, 2024	Nov. 27, 2023	Sep. 29, 2023	Aug. 31, 2023	Dec. 15, 2022	Jan. 01, 2022
Short-Term Debt [Line Items]
Interest Payable, Current			$ 5,635		$ 3,824							$ 13,852
Debt Instrument, Face Amount					110,691
Short-Term Debt			102,342		102,309		$ 7,748
Debt Instrument, Periodic Payment, Principal			$ 102,691		102,691
B Riley [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 2,000	$ 1,000	$ 5,000
Debt Instrument, Periodic Payment, Principal		$ 204		$ 2,998	$ 9,068	$ 7,132
Delayed Draw Term Notes [Member] | Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date			Dec. 31, 2026		Dec. 31, 2026
Debt Instrument, Interest Rate, Stated Percentage			10.00%		10.00%
SLR Digital Finance LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 36,000		$ 36,000
Long-Term Line of Credit					$ 40,000
Senior Secured Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)			10.00%		10.00%
Debt Instrument, Maturity Date			Dec. 31, 2026		Dec. 31, 2026
Debt Instrument, Interest Rate, Stated Percentage		10.10%			10.10%	10.10%
2022 Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date		Dec. 31, 2026	Dec. 31, 2026
Debt Instrument, Face Amount		$ 34,805				$ 34,805					$ 36,000
Debt Instrument, Interest Rate, Stated Percentage			12.00%		12.00%
Debt Issuance Costs, Net		$ 100				100					$ 1,272
Debt Instrument, Interest Rate, Effective Percentage											10.00%
Debt Instrument, Interest Rate During Period	1.50%
Principal balance			$ 20,000		$ 20,000
Repayments of Debt			$ 20,000		$ 20,000
Debt Instrument, Periodic Payment, Principal						$ 36,000